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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended JUNE 30, 2008

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one.): [ ] is a restatement,
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    KENSICO CAPITAL MANAGEMENT CORP
Address: 55 RAILROAD AVENUE 2ND FLOOR
         GREENWICH, CT 06830

Form 13F File Number: 28-10067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  JOSEPH SIGNORIVE
Title: CHIEF OPERATING OFFICER
Phone: (203) 862-5800

Signature, Place, and Date of Signing:


/s/ Joseph Signorive                    GREENWICH, CT    8-14-08
-------------------------------------   --------------   -------
[Signature]                             [City, State]    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-
   -------------------   --------------------
[Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:           48

Form 13F Information Table Value Total:    1,794,063
                                          (thousands)

List of Other Included Managers:                NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number                       Name

      28-                                                                .
---      -----------------   --------------------------------------------

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
            ITEM 1               ITEM 2     ITEM 3     ITEM 4        ITEM 5            ITEM 6        ITEM 7           ITEM 8
----------------------------- ----------- --------- ----------- ---------------- ------------------ -------- -----------------------
                                                                                                                 VOTING AUTHORITY
                                                                                             SHARED          -----------------------
                                TITLE OF    CUSIP       FAIR        SHARES OF    SOLE SHARED  OTHER             SOLE    SHARED  NONE
        NAME OF ISSUER           CLASS      NUMBER    MKT VAL   PRINCIPAL AMOUNT (A)    (B)    (C)  MANAGERS     (A)     (B)    (C)
----------------------------- ----------- --------- ----------- ---------------- ---- ------ ------ -------- ---------- ------ -----
AIR METHODS CORP              OTC EQ      009128307     385,000     15,400       X                  KENP         15,400
ALLEGHENY ENERGY INC          COMMON      017361106  29,820,461    595,100       X                  KENP        595,100
ALTRIA GROUP INC              COMMON      02209S103  23,207,367  1,128,763       X                  KENP      1,128,763
AMBAC FINANCIAL GROUP INC     COMMON      023139108     491,780    367,000 PUT   X                  KENP        367,000
AMBAC FINANCIAL GROUP INC     COMMON      023139108   2,846,579  2,124,313       X                  KENP      2,124,313
ARBITRON INC                  COMMON      03875Q108  19,513,000    410,800       X                  KENP        410,800
AT&T INC                      COMMON      00206R102  15,719,754    466,600       X                  KENP        466,600
BANKUNITED FINANCIAL CORP     OTC EQ      06652B103     166,464    173,400       X                  KENP        173,400
BERKSHIRE HATHAWAY INC-DEL    COMMON      084670108  22,821,750        189       X                  KENP            189
CARMAX INC                    COMMON      143130102   4,881,360    344,000       X                  KENP        344,000
CATHAY BANCORP INC            COMMON      149150104   1,340,271    123,300       X                  KENP        123,300
COLONIAL BANCGROUP INC        COMMON      195493309  12,081,186  2,733,300       X                  KENP      2,733,300
CYPRESS SEMICONDUCTOR CORP    COMMON      232806109 106,479,450  4,302,200       X                  KENP      4,302,200
DISH NETWORK CORP CL A        OTC EQ      25470M109  77,787,415  2,656,674       X                  KENP      2,656,674
DST SYSTEMS INC-DEL           COMMON      233326107  12,011,855    218,199       X                  KENP        218,199
EAST WEST BANCORP INC         OTC EQ      27579R104   5,027,101    712,054       X                  KENP        712,054
ECHOSTAR HLDG CORP            OTC EQ      278768106  46,461,567  1,488,199       X                  KENP      1,488,199
FBR CAP MKTS CORP COM         OTC EQ      30247C301   8,764,478  1,742,441       X                  KENP      1,742,441
FISERV INC                    OTC EQ      337738108 107,188,304  2,362,537       X                  KENP      2,362,537
FLOWSERVE CORP                COMMON      34354P105 116,700,790    853,700       X                  KENP        853,700
FREDDIE MCA-VOTING COMMON     COMMON      313400301   8,326,280    507,700       X                  KENP        507,700
GENERAL ELECTRIC CO           COMMON      369604103  21,442,746    803,400       X                  KENP        803,400
HELIX ENERGY SOLUTIONS GRO    COMMON      42330P107  18,030,745    433,015       X                  KENP        433,015
HLTH CORP                     OTC EQ      40422Y101 201,103,796 17,765,353       X                  KENP     17,765,353
KAISER ALUMINUM CORP NEW      OTC EQ      483007704  18,709,110    349,507       X                  KENP        349,507
KRAFT FOODS INC               COMMON      50075N104  14,994,544    527,049       X                  KENP        527,049
LORILLARD INC                 COMMON      544147101  44,608,200    645,000       X                  KENP        645,000
MAIDEN HLDGS LTD              OTC EQ      G5753U112  31,248,000  4,882,500       X                  KENP      4,882,500
MAXIM INTERGRATED PRODUCTS    OTC EQ      57772K101 152,440,444  7,207,586       X                  KENP      7,207,586
MBIA INC                      COMMON      55262C100   2,390,355    544,500       X                  KENP        544,500
NATIONAL FUEL GAS CO          COMMON      636180101 199,846,852  3,359,900       X                  KENP      3,359,900
NIGHTHAWK RADIOLOGY HLDG I    OTC EQ      65411N105   1,304,844    184,300       X                  KENP        184,300
NMT MEDICAL INC               OTC EQ      629294109   2,776,563    595,829       X                  KENP        595,829
PHI INC                       OTC EQ      69336T106  10,143,505    252,326       X                  KENP        252,326
PHI INC NON-VTG               OTC EQ      69336T205  18,829,969    468,757       X                  KENP        468,757
PHILIP MORRIS INTL INC        COMMON      718172109  55,749,605  1,128,763       X                  KENP      1,128,763
R R DONNELLEY & SONS CO       COMMON      257867101   2,948,217     99,300       X                  KENP         99,300
SAPIENT CORP                  OTC EQ      803062108   6,837,300  1,065,000       X                  KENP      1,065,000
SEACOR HOLDINGS INC           COMMON      811904101 184,788,024  2,064,440       X                  KENP      2,064,440
SOUTHERN UNION CO NEW         COMMON      844030106  21,505,218    795,900       X                  KENP        795,900
SP ACQUISITION HLDGS INC UNIT COMMON      78470A203   5,940,000    600,000       X                  KENP        600,000
SUNPOWER CORP CL A            COMMON      867652109   1,439,600     20,000       X                  KENP         20,000
TEKELEC INC                   OTC EQ      879101103  97,674,106  6,639,980       X                  KENP      6,639,980
UCBH HOLDINGS INC             COMMON      90262T308   4,123,350  1,832,600       X                  KENP      1,832,600
UNION PACIFIC CORP            COMMON      907818108  30,502,000    404,000       X                  KENP        404,000
UNITED NATURAL FOODS INC      OTC EQ      911163103   5,277,132    270,900       X                  KENP        270,900
UNITEDHEALTH GROUP INC        COMMON      91324P102  11,156,250    425,000       X                  KENP        425,000
WYNDHAM WORLDWIDE CORP        COMMON      98310W108   6,230,173    347,860       X                  KENP        347,860

VALUE TOTAL                   ENTRY TOTAL
1,794,062,860                 48
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